RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions Footnotes (Details) - USD ($)			1 Months Ended			12 Months Ended
	Oct. 17, 2017	Aug. 15, 2017	Nov. 30, 2019	May 31, 2016	Feb. 28, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Management and administrative services agreement fee percentage						5.00%
Required notice for termination of management service agreement						120 days
Dividends to China Petroleum Corporation						$ 0	$ 0	$ 7,000,000.0
Hilli LLC
Related Party Transaction [Line Items]
Distributed earnings						$ 17,500,000	5,600,000
Golar Wilhelmsen Management AS
Related Party Transaction [Line Items]
Required notice for termination of management service agreement						30 days
Golar LNG Limited
Related Party Transaction [Line Items]
Interest income								2,200,000
Quarterly distributions						$ 36,800,000	$ 48,400,000	$ 52,300,000
Golar LNG Limited | Employee Stock Option
Related Party Transaction [Line Items]
Granted during the year							29,950	45,000
Exercise price as of grant date (in dollars per share)							$ 23.50	$ 56.70
Contractual term						5 years
Vesting period						3 years
Golar LNG Limited | Charter-hire Revenues Golar Grand
Related Party Transaction [Line Items]
Time charter revenues							$ 17,400,000
Golar LNG Limited | Interest Income on Short-term Loans
Related Party Transaction [Line Items]
Costs and Expenses, Related Party						$ 109,000	0	$ 0
Golar LNG Limited | Deposit Paid Excluding Tundra Letter Agreement
Related Party Transaction [Line Items]
Interest income								2,400,000
Golar LNG Limited | Deposit Paid
Related Party Transaction [Line Items]
Related party transaction fees		$ 70,000,000
Interest income						0	4,779,000	$ 4,622,000
Interest rate, margin on LIBOR		5.00%
Golar LNG Limited | Unsecured Debt
Related Party Transaction [Line Items]
Proceeds from issuance of debt			$ 15,000,000.0
Golar LNG Limited | London Interbank Offered Rate (LIBOR) | Unsecured Debt
Related Party Transaction [Line Items]
Margin on LIBOR			5.00%
Golar LNG Limited | Golar Grand
Related Party Transaction [Line Items]
Time charter revenue, reduced hire rate					75.00%
Hilli LLC
Related Party Transaction [Line Items]
Dividends Receivable						$ 4,500,000	$ 3,600,000
Golar LNG Limited
Related Party Transaction [Line Items]
Related Party Transaction, Additional Annual Consideration, Percent of Deferred Purchase Price	5.00%
Golar LNG Limited | Related Party, Deposit Amount
Related Party Transaction [Line Items]
Related party transaction fees				$ 107,200,000
Faraway Maritime Shipping Company
Related Party Transaction [Line Items]
Percentage of ownership						60.00%
China Petroleum Corporation | Faraway Maritime Shipping Company
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling owners						40.00%